BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2022
BORROWINGS
Borrowings

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Long-term other borrowings	13.1	3,825	6,205
Line of credit	13.2	11,202	22,312
		15,027	28,517
Less: Current portion of;
− long-term other borrowings	13.1	(3,487)	(4,404)
− line of credit	13.2	(11,202)	(22,312)
Less: Current portion of borrowings		(14,689)	(26,716)
Non-current portion of borrowings		338	1,801

Long-term other Borrowings

13.1.     Long-term other borrowings

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	—	180
Hewlett-Packard Financial Services Co.	13.1.1	155	511
IPFS Corporation	13.1.2	1,696	1,008
First Global Bank Limited Demand loan	13.1.3	1,626	3,149
JS Bank Limited	13.1.4	348	1,357
		3,825	6,205
Less: Current portion of long-term other borrowings		(3,487)	(4,404)
Non-current portion of long term other borrowings		338	1,801

Line of Credit	13.2. Line of credit

		June 30,	June 30,
	Note	2022	2021
	(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	11,202	22,312
		11,202	22,312

Changes in Liabilities Arising from Financing Activities

13.4.     Changes in liabilities arising from financing activities:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Balance of debt, July 1,	112,516	105,970	118,253
Changes from operating cash flows	3,894	(827)	(3,379)
Changes from financing cash flows, net	(29,906)	(26,018)	(33,746)
New assets	24,072	31,790	24,295
Foreign exchange movement	(5,840)	1,601	547
Balance of debt, June 30,	104,736	112,516	105,970